Deposit Accounts (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deposits
Total deposits	$ 8,934	$ 8,800
Branch retail deposits
Deposits
Demand deposit accounts	931	852
Savings accounts	3,482	3,824
Money market demand accounts	124	138
Certificates of deposit/CDARS	1,491	1,055
Total deposits	6,028	5,869
Commercial deposits
Deposits
Demand deposit accounts	288	282
Savings accounts	71	63
Money market demand accounts	69	109
Certificates of deposit/CDARS	2	1
Total deposits	430	455
Retail deposits
Deposits
Total deposits	6,458	6,324
Government deposits
Deposits
Demand deposit accounts	251	250
Savings accounts	446	451
Certificates of deposit/CDARS	376	329
Total deposits	1,073	1,030
Wholesale deposits
Deposits
Total deposits	45	0
Company controlled deposits
Deposits
Total deposits	$ 1,358	$ 1,446